Cover	May 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2021
Entity File Number	001-34856
Entity Registrant Name	THE HOWARD HUGHES CORPORATION
Entity Central Index Key	0001498828
Entity Tax Identification Number	36-4673192
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9950 Woodloch Forest Drive
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	719-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	HHC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false